The Minimum Rent Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Schedule of Operating Leases [Line Items]
2012	¥ 2,874
2013	2,144
2014	1,780
2015	1,642
2016	1,592
Thereafter	10,015
Total minimum rent payments	¥ 20,047